Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000135469 | 644393100 | New Fortress Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000135469 | 35953C106 | FTAI Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000135469 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135469 | 44988Q106 | IQHQ Private Investment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000135469 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135469 | 127537207 | Cadiz, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135469 | 25401T603 | DigitalBridge Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135469 | 552953101 | MGM Resorts International
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135469 | 983134107 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135469 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135469 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135469 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000135469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135469 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000135469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000135469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000135469 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000135469 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	92.40%
C000135469 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000135469 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	6.00%
C000135470 | 644393100 | New Fortress Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000135470 | 35953C106 | FTAI Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000135470 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135470 | 44988Q106 | IQHQ Private Investment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000135470 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135470 | 127537207 | Cadiz, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135470 | 25401T603 | DigitalBridge Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135470 | 552953101 | MGM Resorts International
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135470 | 983134107 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135470 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135470 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135470 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135470 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000135470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135470 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000135470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000135470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000135470 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000135470 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	92.40%
C000135470 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000135470 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	6.00%
C000135471 | 644393100 | New Fortress Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000135471 | 35953C106 | FTAI Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000135471 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135471 | 44988Q106 | IQHQ Private Investment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000135471 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135471 | 127537207 | Cadiz, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135471 | 25401T603 | DigitalBridge Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135471 | 552953101 | MGM Resorts International
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135471 | 983134107 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135471 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135471 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135471 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000135471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135471 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000135471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000135471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000135471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000135471 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	92.40%
C000135471 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000135471 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	6.00%